Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES DISCLOSURE [Abstract]
Future minimum lease payments for non-cancelable operating leases
	Office Premises	Server leasing and maintenance fees	Total
	RMB	RMB	RMB

2014	54,377	64,771	119,148
2015	52,765	10,348	63,113
2016	40,864	—	40,864
2017	26,425	—	26,425
2018	27,256	—	27,256
Total	201,687	75,119	276,806